Organization and Principal Activities	12 Months Ended
Dec. 31, 2024
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1	ORGANIZATION AND PRINCIPAL ACTIVITIES

YY Group Holdings Limited (the “Company” or the “Group”) is a limited company incorporated and domiciled in British Virgin Islands and whose shares are publicly traded. The registered office is located at 60 Paya Lebar Road #05-43 Paya Lebar Square Singapore 409051. In order to better serve the Company’s clients and accommodate the growing team, the Company have moved to a new office with effective on March 1, 2024. It is located at 60 Paya Lebar Road #09-13/14/15/16/17 Paya Lebar Square Singapore 409051. The Company is principally a data and technology driven company focused on developing enterprise intelligent labor matching services and smart cleaning services based in Singapore. Through the Company and its subsidiaries (collectively referred to as the “Group”), the Group provide enterprise manpower outsourcing and smart cleaning services in Singapore, Malaysia, UAE and Australia.

—	Reorganization under the Company

On May 3, 2023, the Company acquired 90% of the issued share capital of YY Circle Sdn Bhd from its existing shareholder in exchange of a nominal consideration sum of USD1.00 to the respective shareholder in YY Circle Sdn Bhd;

On May 3, 2023, the Company acquired the entire issued share capital of Hong Ye Maintenance (MY) Sdn Bhd from its existing shareholder in exchange of a nominal consideration sum of USD1.00 to the respective shareholders in Hong Ye Maintenance (MY) Sdn Bhd;

On August 1, 2023, the Company acquired the entire issued share capital of YY Circle (SG) Pte Ltd from its existing shareholder in exchange of a nominal consideration sum of SGD1.00 to the respective shareholders in YY Circle (SG) Pte Ltd;

On August 1, 2023 the Company acquired the entire issued share capital of Hong Ye Group Pte Ltd from its existing shareholder in exchange of a nominal consideration sum of SGD1.00 to the respective shareholders in Hong Ye Group Pte Ltd;

As described above, the Company, through a series of transactions which is accounted for as a reorganization of entities under a common control (the “Reorganization”), became the ultimate parent of its subsidiaries.

Through the reorganization completed on August 1, 2023, the Company will be the holding company of its subsidiaries. Accordingly, the consolidated financial statements will be prepared on a consolidated basis by applying the principle of common control as if the reorganization has been completed at the beginning of the first reporting period.

Based on the above, the Group concluded that the Company and its subsidiaries are effectively controlled by the shareholder before and after the Reorganization and the Reorganization is considered under common control. The transactions above were accounted for as a recapitalization. The consolidation of the Company and its subsidiaries has been accounted for at carrying value and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.

As of December 31, 2024, the Company’s subsidiaries were as follows:

Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
YY Circle (SG) Pte Ltd	June 13, 2019	Singapore	100%	Manpower Contracting Services
Hong Ye Group Pte Ltd	December 28, 2010	Singapore	100%	1. Employment Agencies 2. General Cleaning Services
YY Circle Sdn Bhd	July 22, 2022	Malaysia	90%	Manpower outsourcing with information technology solution, as well as, general cleaning services
Hong Ye Maintenance (MY) Sdn Bhd	November 8, 2022	Malaysia	100%	General cleaning services
YY Circle (AU) Pty Ltd	June 14, 2023	Australia	95%	Employment Placement and Recruitment Services
YY Circle (Vietnam) Company Limited	February 6, 2024	Vietnam	95%	Management consulting service and Employment service activities
YY Circle (Cambodia) Co Ltd*	July 9, 2024	Cambodia	50%	Manpower Contracting Services
YYCIRCLE Human Resources Consultancies	July 15, 2024	UAE	95%	Manpower Contracting Services
YY Circle (Korea)	July 29, 2024	Korea	95%	Manpower Contracting Services
Mediaplus Limited	July 29, 2024	BVI	100%	Information Technology Consultancy (Except Cybersecurity)
YY Circle (UK)	August 3, 2024	UK	95%	Manpower Contracting Services
YY Circle (Perth)	October 15, 2024	Australia	95%	Manpower Contracting Services
YY Smart Tech Pte Ltd	December 2, 2024	Singapore	80%	Development of software and applications and applications (Except games and cybersecurity)
YY Circle (Netherlands)	December 18, 2024	Netherlands	95%	Manpower Contracting Services

*	There is only one sole director who is assigned by YY Circle (SG) Pte. Ltd. Therefore, the Company has the control right over YY Circle (Cambodia) Co Ltd

As described above, the Company, through a series of transactions which is accounted for as a reorganization of entities under a common control (the “Reorganization”), will become the ultimate parent of its subsidiaries.

Through the reorganization, the Company will be the holding company of its subsidiaries. Accordingly, the consolidated financial statements will be prepared on a consolidated basis by applying the principle of common control as if the reorganization has been completed at the beginning of the first reporting period.

Based on the above, the Group concluded that the Company and its subsidiaries are effectively controlled by the shareholder before and after the Reorganization and the Reorganization is considered under common control. The transactions above were accounted for as a recapitalization. The consolidation of the Company and its subsidiaries has been accounted for at carrying value and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements.